Impairment Testing (Carrying Amounts of Intangible Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Intangible assets [Line Items]
Intangible assets having an indefined useful life	$ 339	$ 357
Goodwill [Member]
Intangible assets [Line Items]
Intangible assets having an indefined useful life	309	326
Trademarks [Member]
Intangible assets [Line Items]
Intangible assets having an indefined useful life	30	31
Industrial Products, United States [Member] | Trademarks [Member]
Intangible assets [Line Items]
Intangible assets having an indefined useful life	13	13
Phosphate Solutions, United States [Member] | Trademarks [Member]
Intangible assets [Line Items]
Intangible assets having an indefined useful life	12	12
Industrial Products, Europe [Member] | Trademarks [Member]
Intangible assets [Line Items]
Intangible assets having an indefined useful life	5	6
Industrial Products [Member] | Goodwill [Member]
Intangible assets [Line Items]
Intangible assets having an indefined useful life	92	93
Potash [Member] | Goodwill [Member]
Intangible assets [Line Items]
Intangible assets having an indefined useful life	19	20
Phosphate Solutions [Member] | Goodwill [Member]
Intangible assets [Line Items]
Intangible assets having an indefined useful life	127	140
Innovative Ag Solutions [Member] | Goodwill [Member]
Intangible assets [Line Items]
Intangible assets having an indefined useful life	$ 71	$ 73